Net Foreign Exchange Loss - Summary of Net Foreign Exchange Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Net Foreign Exchange Loss Gain [Abstract]
Net foreign exchange (loss)/gain	$ 107,001	$ 489,137	$ 2,813,993
Total net foreign exchange loss	$ 107,001	$ 489,137	$ 2,813,993